UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6081

        Nuveen California Municipal Market Opportunity Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            02/28

Date of reporting period:         11/30/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen California Municipal Market Opportunity Fund, Inc. (NCO)
	November 30, 2008
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 4.9% (3.0% of Total Investments)
$ 410	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/15 at 100.00	BBB	$365,146
	County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21
2,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/17 at 100.00	BBB	1,260,960
	Asset-Backed Bonds, Series 2007A-1, 5.750%, 6/01/47
8,090	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/22 at 100.00	BBB	3,209,950
	Asset-Backed Bonds, Series 2007A-2, 0.000%, 6/01/37

10,500	Total Consumer Staples			4,836,056

	Education and Civic Organizations – 3.8% (2.4% of Total Investments)
100	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series	10/15 at 100.00	A3	81,113
	2005A, 5.000%, 10/01/35
	California Educational Facilities Authority, Revenue Bonds, University of the Pacific,
	Series 2006:
70	5.000%, 11/01/21	11/15 at 100.00	A2	66,337
95	5.000%, 11/01/25	11/15 at 100.00	A2	85,451
1,000	California Infrastructure Economic Development Bond Bank, Revenue Bonds, Scripps Research	7/15 at 100.00	Aa3	974,600
	Institute, Series 2005A, 5.000%, 7/01/24
1,680	California State Public Works Board, Lease Revenue Bonds, University of California Regents,	3/18 at 100.00	Aa2	1,257,110
	Trust 1065, 8.923%, 3/01/33 (IF)
2,000	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006,	9/15 at 102.00	Baa3	1,320,060
	5.000%, 9/01/34

4,945	Total Education and Civic Organizations			3,784,671

	Health Care – 14.0% (8.6% of Total Investments)
240	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,	4/16 at 100.00	A+	186,120
	Series 2006, 5.000%, 4/01/37
2,010	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2008,	11/16 at 100.00	AA–	1,082,471
	Trust 3146, 11.686%, 11/15/46 (IF)
3,200	California Infrastructure Economic Development Bank, Revenue Bonds, Kaiser Hospital Assistance	8/11 at 102.00	A+	2,754,048
	LLC, Series 2001A, 5.550%, 8/01/31
1,060	California Municipal Financing Authority, Certificates of Participation, Community Hospitals	2/17 at 100.00	Baa2	712,023
	of Central California, Series 2007, 5.250%, 2/01/46
1,120	California Statewide Communities Development Authority, Revenue Bonds, Adventist Health System	3/15 at 100.00	A	816,099
	West, Series 2005A, 5.000%, 3/01/35
569	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health	7/18 at 100.00	AAA	328,757
	System, Trust 2554, 14.196%, 7/01/47 – FSA Insured (IF)
1,000	California Statewide Community Development Authority, Insured Health Facility Revenue Bonds,	10/17 at 100.00	A+	762,460
	Henry Mayo Newhall Memorial Hospital, Series 2007A, 5.000%, 10/01/37
3,340	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanante System,	3/16 at 100.00	A+	2,528,213
	Series 2006, 5.000%, 3/01/41
135	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	8/16 at 100.00	A+	113,360
	Series 2001C, 5.250%, 8/01/31
675	California Statewide Community Development Authority, Revenue Bonds, Sherman Oaks Health	No Opt. Call	A+	656,195
	System, Series 1998A, 5.000%, 8/01/22 – AMBAC Insured
1,150	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series	12/08 at 100.00	BBB	1,143,031
	2008A, 8.250%, 12/01/38
2,570	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical	7/17 at 100.00	A3	1,894,938
	Center, Series 2007A, 5.000%, 7/01/38
1,000	The Regents of the University of California, Medical Center Pooled Revenue Bonds, Series	5/15 at 101.00	AA	792,220
	2007A, 4.500%, 5/15/37 – MBIA Insured

18,069	Total Health Care			13,769,935

	Housing/Single Family – 0.3% (0.2% of Total Investments)
280	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%,	2/16 at 100.00	Aa2	262,245
	8/01/30 – FGIC Insured (Alternative Minimum Tax)

	Industrials – 0.6% (0.3% of Total Investments)
750	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste	1/16 at 102.00	BBB	545,205
	Management Inc., Series 2002A, 5.000%, 1/01/22 (Alternative Minimum Tax)

	Long-Term Care – 2.3% (1.4% of Total Investments)
2,900	California Statewide Communities Development Authority, Revenue Bonds, Inland Regional Center	12/17 at 100.00	Baa1	2,236,132
	Project, Series 2007, 5.250%, 12/01/27

	Tax Obligation/General – 21.6% (13.2% of Total Investments)
4,125	Alameda Unified School District, Alameda County, California, General Obligation Bonds, Series	No Opt. Call	AAA	1,509,626
	2004A, 0.000%, 8/01/25 – FSA Insured
1,350	Coachella Valley Unified School District, Riverside County, California, General Obligation	8/15 at 100.00	AA	1,214,541
	Bonds, Series 2005A, 5.000%, 8/01/30 – FGIC Insured
3,230	Fullerton Joint Union High School District, Orange County, California, General Obligation	8/15 at 100.00	Aa3	3,039,107
	Bonds, Series 2005B, 5.000%, 8/01/27 – FGIC Insured
2,150	Los Rios Community College District, Sacramento, El Dorado and Yolo Counties, California,	8/14 at 102.00	AAA	2,153,935
	General Obligation Bonds, Series 2006C, 5.000%, 8/01/24 – FSA Insured (UB)
4,100	Monrovia Unified School District, Los Angeles County, California, General Obligation Bonds,	No Opt. Call	AA	1,257,675
	Series 2001B, 0.000%, 8/01/27 – FGIC Insured
2,500	Oakland Unified School District, Alameda County, California, General Obligation Bonds, Series	8/12 at 100.00	AA	2,427,525
	2002, 5.250%, 8/01/21 – FGIC Insured
1,000	Pomona Unified School District, Los Angeles County, California, General Obligation Refunding	8/11 at 103.00	AA	1,099,750
	Bonds, Series 1997A, 6.150%, 8/01/15 – MBIA Insured
25	Riverside Community College District, California, General Obligation Bonds, Series 2004A,	8/14 at 100.00	AA	25,169
	5.250%, 8/01/24 – MBIA Insured
210	Roseville Joint Union High School District, Placer County, California, General Obligation	8/15 at 100.00	AA	199,233
	Bonds, Series 2006B, 5.000%, 8/01/27 – FGIC Insured
5,000	San Diego Unified School District, California, General Obligation Bonds, Election of 1998,	7/10 at 100.00	AA	5,213,800
	Series 2000B, 5.125%, 7/01/21 – MBIA Insured
4,970	San Rafael City High School District, Marin County, California, General Obligation Bonds,	No Opt. Call	AA	1,604,714
	Series 2004B, 0.000%, 8/01/27 – FGIC Insured
4,175	Southwestern Community College District, San Diego County, California, General Obligation	No Opt. Call	AA	1,552,850
	Bonds, Series 2004, 0.000%, 8/01/25 – FGIC Insured

32,835	Total Tax Obligation/General			21,297,925

	Tax Obligation/Limited – 29.9% (18.3% of Total Investments)
2,000	California State Public Works Board, Lease Revenue Bonds, Department of Mental Health,	6/14 at 100.00	A	2,038,080
	Coalinga State Hospital, Series 2004A, 5.500%, 6/01/19
1,420	California, Economic Recovery Revenue Bonds, Series 2004A, 5.000%, 7/01/15	7/14 at 100.00	AA+	1,509,474
260	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/15 at 100.00	AA	208,788
	Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured
770	Chino Redevelopment Agency, California, Merged Chino Redevelopment Project Area Tax Allocation	9/16 at 101.00	AA	554,962
	Bonds, Series 2006, 5.000%, 9/01/38 – AMBAC Insured
1,035	Hawthorne Community Redevelopment Agency, California, Project Area 2 Tax Allocation Bonds,	9/16 at 100.00	A–	826,644
	Series 2006, 5.250%, 9/01/36 – SYNCORA GTY Insured
	Irvine, California, Unified School District, Community Facilities District Special Tax Bonds,
	Series 2006A:
125	5.000%, 9/01/26	9/16 at 100.00	N/R	88,411
290	5.125%, 9/01/36	9/16 at 100.00	N/R	185,484
470	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester Social	9/15 at 100.00	A2	370,360
	Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured
	Modesto Schools Infrastructure Financing Agency, Stanislaus County, California, Special Tax
	Revenue Bonds, Series 2004:
1,375	5.250%, 9/01/25 – AMBAC Insured	9/14 at 100.00	A	1,119,140
1,500	5.250%, 9/01/26 – AMBAC Insured	9/14 at 100.00	A	1,208,610
10,900	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue	No Opt. Call	AA	12,838,344
	Refunding Bonds, Redevelopment Project 1, Series 1995, 7.400%, 8/01/25 – MBIA Insured
1,000	Ontario, California, Special Tax Bonds, Community Facilities District 5, Freeway Interchange	3/09 at 100.00	N/R	922,840
	Project, Series 1997, 6.375%, 9/01/17
1,065	Panama-Buena Vista Union School District, California, Certificates of Participation, School	9/16 at 100.00	AA	956,413
	Construction Project, Series 2006, 5.000%, 9/01/22 – MBIA Insured
225	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series	9/15 at 100.00	A–	173,444
	2005A, 5.000%, 9/01/35 – SYNCORA GTY Insured
280	Roseville, California, Certificates of Participation, Public Facilities, Series 2003A, 5.000%,	8/13 at 100.00	A	243,127
	8/01/25 – AMBAC Insured
2,500	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993A,	No Opt. Call	A	2,605,575
	5.400%, 11/01/20 – AMBAC Insured
2,255	San Bernardino County, California, Certificates of Participation, Medical Center Financing	2/09 at 100.00	AAA	2,111,650
	Project, Series 1995, 5.500%, 8/01/22 – MBIA Insured
1,200	San Jose Financing Authority, California, Lease Revenue Refunding Bonds, Convention Center	9/11 at 100.00	AA+	1,204,200
	Project, Series 2001F, 5.000%, 9/01/20 – MBIA Insured
485	San Mateo Union High School District, San Mateo County, California, Certificates of	12/17 at 100.00	AA	382,510
	Participation, Phase 1, Series 2007A, 5.000%, 12/15/30 – AMBAC Insured

29,155	Total Tax Obligation/Limited			29,548,056

	Transportation – 26.0% (15.9% of Total Investments)
1,355	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/18 at 100.00	AA	1,063,849
	2008, Trust 3211, 11.894%, 4/01/39 (IF)
4,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding	1/14 at 101.00	BBB–	3,302,760
	Bonds, Series 1999, 0.000%, 1/15/29
8,500	Long Beach, California, Harbor Revenue Bonds, Series 2000A, 5.750%, 5/15/14 (Alternative	5/10 at 101.00	AA	8,658,780
	Minimum Tax)
5,250	Port of Oakland, California, Revenue Bonds, Series 2000K, 5.750%, 11/01/29 – FGIC Insured	5/10 at 100.00	AA	4,386,060
	(Alternative Minimum Tax)
	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International
	Airport, Second Series 2000, Issue 25:
2,515	5.500%, 5/01/24 – FSA Insured (Alternative Minimum Tax)	5/10 at 101.00	AAA	2,163,453
3,100	5.750%, 5/01/30 – FSA Insured (Alternative Minimum Tax)	5/10 at 101.00	AAA	2,647,090
1,250	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International	5/10 at 101.00	AA	1,226,163
	Airport, Second Series 2000, Issue 26B, 5.000%, 5/01/21 – FGIC Insured
2,465	San Francisco Airports Commission, California, Special Facilities Lease Revenue Bonds, San	1/09 at 101.00	AAA	2,218,180
	Francisco International Airport, SFO Fuel Company LLC, Series 2000A, 6.125%, 1/01/27 – FSA
	Insured (Alternative Minimum Tax)

28,435	Total Transportation			25,666,335

	U.S. Guaranteed – 28.5% (17.4% of Total Investments) (4)
710	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/10 at 100.00	N/R (4)	726,827
	County Tobacco Funding Corporation, Series 2002B, 5.125%, 6/01/20 (Pre-refunded 6/01/10)
3,000	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 5.125%,	5/12 at 101.00	Aaa	3,329,340
	5/01/18 (Pre-refunded 5/01/12)
25	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,	12/11 at 100.00	Aa2 (4)	27,680
	Series 2001W, 5.500%, 12/01/15 (Pre-refunded 12/01/11)
10	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,	No Opt. Call	Aa2 (4)	11,385
	Series 2002X, 5.500%, 12/01/17 – FGIC Insured (ETM)
	California, General Obligation Bonds, Series 2004:
1,000	5.125%, 2/01/27 (Pre-refunded 2/01/14)	2/14 at 100.00	AAA	1,125,200
2,100	5.250%, 4/01/34 (Pre-refunded 4/01/14)	4/14 at 100.00	AAA	2,383,080
1,865	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	AAA	2,005,565
	Bonds, Series 2003A-1, 6.250%, 6/01/33 (Pre-refunded 6/01/13)
5,000	Los Angeles Unified School District, California, General Obligation Bonds, Series 2000D,	7/10 at 100.00	AA– (4)	5,302,300
	5.375%, 7/01/25 (Pre-refunded 7/01/10) – FGIC Insured
2,000	Monterey County, California, Certificates of Participation, Master Plan Financing, Series	8/11 at 100.00	A3 (4)	2,167,720
	2001, 5.000%, 8/01/21 (Pre-refunded 8/01/11) – MBIA Insured
875	Orange County Water District, California, Revenue Certificates of Participation, Series 2003B,	8/13 at 100.00	AA+ (4)	834,295
	5.000%, 8/15/34 – MBIA Insured (ETM)
4,000	Pomona, California, GNMA/FHLMC Collateralized Single Family Mortgage Revenue Refunding Bonds,	No Opt. Call	AAA	4,973,960
	Series 1990B, 7.500%, 8/01/23 (ETM)
1,875	Riverside Community College District, California, General Obligation Bonds, Series 2004A,	8/14 at 100.00	AA (4)	2,120,925
	5.250%, 8/01/24 (Pre-refunded 8/01/14) – MBIA Insured
1,415	Union City Community Redevelopment Agency, California, Tax Allocation Revenue Bonds,	10/09 at 101.00	A (4)	1,479,482
	Redevelopment Project, Series 1999, 5.750%, 10/01/32 (Pre-refunded 10/01/09) – AMBAC Insured
1,530	University of California, Certificates of Participation, San Diego and Sacramento Campus	1/10 at 101.00	Aa1 (4)	1,606,668
	Projects, Series 2002A, 5.250%, 1/01/20 (Pre-refunded 1/01/10)

25,405	Total U.S. Guaranteed			28,094,427

	Utilities – 4.9% (3.0% of Total Investments)
1,500	California Pollution Control Financing Authority, Revenue Refunding Bonds, Southern California	9/09 at 101.00	AA	1,327,830
	Edison Company, Series 1999A, 5.450%, 9/01/29 – MBIA Insured
2,815	California Statewide Community Development Authority, Certificates of Participation Refunding,	12/08 at 100.00	N/R	2,216,193
	Rio Bravo Fresno Project, Series 1999A, 6.500%, 12/01/18 (5)
1,365	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series	No Opt. Call	A	922,153
	2007A, 5.500%, 11/15/37
455	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%,	9/15 at 100.00	BBB–	369,364
	9/01/31 – SYNCORA GTY Insured

6,135	Total Utilities			4,835,540

	Water and Sewer – 26.7% (16.3% of Total Investments)
3,305	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,	12/11 at 100.00	AAA	3,511,397
	Series 2001W, 5.500%, 12/01/15
1,020	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,	No Opt. Call	AAA	1,133,710
	Series 2002X, 5.500%, 12/01/17 – FGIC Insured
2,500	El Centro Financing Authority, California, Water Revenue Bonds, Series 2006A, 4.750%,	10/16 at 100.00	AAA	2,130,500
	10/01/31 – FSA Insured
750	Fortuna Public Finance Authority, California, Water Revenue Bonds, Series 2006, 5.000%,	10/16 at 100.00	AAA	662,100
	10/01/36 – FSA Insured
315	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006,	4/16 at 100.00	AA	266,216
	5.000%, 4/01/36 – MBIA Insured
4,125	Orange County Water District, California, Revenue Certificates of Participation, Series 2003B,	8/13 at 100.00	AA+	3,721,039
	5.000%, 8/15/34 – MBIA Insured
3,500	Placerville Public Financing Authority, California, Wastewater System Refinancing and	9/16 at 100.00	BBB–	2,705,500
	Improvement Project Revenue Bonds, Series 2006, 5.000%, 9/01/34 – SYNCORA GTY Insured
500	Sacramento County Sanitation District Financing Authority, California, Revenue Bonds, Series	6/16 at 100.00	AA	454,850
	2006, 5.000%, 12/01/31 – FGIC Insured
2,000	San Francisco City and County Public Utilities Commission, California, Clean Water Revenue	4/13 at 100.00	AA	2,025,380
	Refunding Bonds, Series 2003A, 5.250%, 10/01/20 – MBIA Insured
10,000	Santa Maria, California, Subordinate Water and Wastewater Revenue Certificates of	8/12 at 101.00	A	9,705,200
	Participation, Series 1997A, 5.550%, 8/01/27 – AMBAC Insured

28,015	Total Water and Sewer			26,315,892

$ 187,424	Total Investments (cost $176,741,482) – 163.5%			161,192,419

	Floating Rate Obligations – (1.6)%			(1,610,000)

	Other Assets Less Liabilities – 7.1%			7,023,469

	Preferred Shares, at Liquidation Value – (69.0)% (6)			(68,000,000)

	Net Assets Applicable to Common Shares – 100%			$98,605,888

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service,
Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
The Portfolio of Investments may reflect the ratings on certain bonds insured by ACA, AGC, AMBAC, CIFG,
FGIC, FSA, MBIA, RAAI and SYNCORA as of November 30, 2008. Subsequent to November 30, 2008, and
during the period this Portfolio of Investments was prepared, there may have been reductions to the ratings of certain bonds resulting from changes to the ratings of the underlying insurers both during the period and after period end. Such reductions would likely reduce the effective rating of many of the bonds insured by that insurer or insurers presented at period end.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	This debt has been restructured to accommodate capital maintenance at the facility. Major highlights of the debt restructuring include the following: (1) the principal balance outstanding on and after December
1, 2007, shall accrue interest at a rate of 6.500% per annum commencing December 1, 2007; (2) the interest shall accrue but not be payable on June 1, 2008 or December 1, 2008, but shall instead be deferred and paid by the end of calendar year 2011; (3) no principal component shall be pre-payable from the Minimum Sinking Fund Account during calendar years 2008 and 2009 but such pre-payments shall recommence beginning in calendar year 2010 according to a revised schedule. Management believes that the restructuring is in the best interest of Fund shareholders and that it is more-likely-than-not that the borrower will fulfill its obligation. Consequently, the Fund continues to accrue interest on this obligation.
(6)	Preferred Shares, at Liquidation Value as a percentage of Total Investments is 42.2%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No.157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund's fair value measurements as of November 30, 2008:

	Level 1	Level 2	Level 3	Total

Investments	$ —	$161,192,419	$ —	$161,192,419

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At November 30, 2008, the cost of investments was $175,090,623.

Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2008, were as follows:

Gross unrealized:
Appreciation	$ 4,230,242
Depreciation	(19,738,666)

Net unrealized appreciation (depreciation) of investments	$(15,508,424)

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen California Municipal Market Opportunity Fund, Inc.

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                  Vice President and Secretary

Date         January 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                  Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         January 29, 2009

By (Signature and Title)         /s/ Stephen D. Foy
                                                  Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        January 29, 2009